LEASES (Schedule of Operating Cash Flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Operating lease right-of-use assets	$ 2,477	$ 3,114
Current operating lease liabilities	904	1,169
Non-current operating lease liabilities	1,535	1,989
Total operating lease liabilities	$ 2,439	$ 3,158
ISRAEL
Operating Leases
Weighted Average Remaining Lease Term	2 years	2 years
Weighted Average discount rate percentage	4.50%	4.50%
UNITED STATES
Operating Leases
Weighted Average Remaining Lease Term	4 years	5 years
Weighted Average discount rate percentage	4.84%	4.84%